Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Other Non-current Assets
Schedule of other non-current assets

	As of December 31,
	2018	2019
	RMB	RMB
Rental and other deposits	3,217	10,933
Prepaid expenses	12,950	5,273
Others	2,863	600
Other Non-current Assets	19,030	16,806